PROVISIONS AND CONTINGENT LIABILITIES - Movement in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balance at beginning of the year	$ 360	$ 344
Arising during the year	35	180
Utilized	(71)	(163)
Unused amounts reversed	(19)	(19)
Transfer and reclassification	0	7
Discount rate adjustment and imputed interest (change in estimate)	9	8
Translation adjustments and other	(22)	3
Balance at end of the year	292	360
Non-current	141	138
Current	151	222
Discount rate adjustment and imputed interest (change in estimate)	9	8
Non-income tax provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	126	150
Arising during the year	24	79
Utilized	(48)	(105)
Unused amounts reversed	(10)	(4)
Transfer and reclassification	0	5
Discount rate adjustment and imputed interest (change in estimate)	0	0
Translation adjustments and other	(6)	1
Balance at end of the year	86	126
Non-current	0	0
Current	86	126
Discount rate adjustment and imputed interest (change in estimate)	0	0
Decommi-ssioning provision
Disclosure of other provisions [line items]
Balance at beginning of the year	138	93
Arising during the year	10	28
Utilized	(1)	(1)
Unused amounts reversed	0	0
Transfer and reclassification	0	5
Discount rate adjustment and imputed interest (change in estimate)	9	8
Translation adjustments and other	(15)	5
Balance at end of the year	141	138
Non-current	141	138
Current	0	0
Discount rate adjustment and imputed interest (change in estimate)	9	8
Legal provision
Disclosure of other provisions [line items]
Balance at beginning of the year	26	44
Arising during the year	0	3
Utilized	0	(6)
Unused amounts reversed	(3)	(15)
Transfer and reclassification	0	(1)
Discount rate adjustment and imputed interest (change in estimate)	0	0
Translation adjustments and other	(1)	1
Balance at end of the year	22	26
Non-current	0	0
Current	22	26
Discount rate adjustment and imputed interest (change in estimate)	0	0
Other provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	70	57
Arising during the year	1	70
Utilized	(22)	(51)
Unused amounts reversed	(6)	0
Transfer and reclassification	0	(2)
Discount rate adjustment and imputed interest (change in estimate)	0	0
Translation adjustments and other	0	(4)
Balance at end of the year	43	70
Non-current	0	0
Current	43	70
Discount rate adjustment and imputed interest (change in estimate)	$ 0	$ 0